Inventories 10K	6 Months Ended
Jun. 30, 2011
Inventory
Inventory Disclosure [Text Block]

NOTE 3.  Inventories

Inventories consisted of the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Finished goods	$1,143,204	$170,448

Less allowance for excess and obsolete inventory	(118,954)	(130,478)

Inventories, net	$1,024,250	$39,970